Schedule of Related Party Transaction (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Repayment of borrowings from related party		¥ (10,000)	¥ (12,610)
Fanhua Group [Member]
Related Party Transaction [Line Items]
Repayment of borrowings from related party	[1]	(10,000)	(12,610)
Amounts due to related parties		¥ 45,811	¥ 55,251

[1]	Corporate borrowings from Fanhua Group